Property, plant and equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	¥ 285,622,907	¥ 282,061,272
Beginning of the year (restated)	992,484	280,444,721
Reclassification	43,774,954	(1,616,551)
Acquisition	222,684	2,038,550
Additions		30,338,631
Reclassification to Investment property	(1,348)
Transfer from CIP	(614,528)
Reclassification to assets held for sale		(635,153)
Disposals/write-off	(21,374,961)	(21,138,807)
Depreciation charge	(7,847,378)	(5,719,990)
Impairment charge	(7,847,378)	(5,719,990)	¥ (989,778)
Other decrease	(262,788)
Currency translation differences	(340,884)	294,955
End of the year	300,171,142	285,622,907	282,061,272
Original cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	556,244,130	526,657,481
End of the year	595,034,068	556,244,130	526,657,481
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(252,400,884)	(231,922,282)
End of the year	(269,120,727)	(252,400,884)	(231,922,282)
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(18,220,339)	(12,673,927)
End of the year	(25,742,199)	(18,220,339)	(12,673,927)
Dams [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	1,559,506	1,604,724
Beginning of the year (restated)		1,604,724
Reclassification	(73,290)
Transfer from CIP	4,773	39
Disposals/write-off		(2,292)
Depreciation charge	(43,218)	(42,965)
Impairment charge	(92,026)
End of the year	1,355,745	1,559,506	1,604,724
Dams [member] | Original cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	2,305,554	2,308,072
End of the year	2,218,159	2,305,554	2,308,072
Dams [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(343,836)	(301,125)
End of the year	(402,811)	(343,836)	(301,125)
Dams [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(402,212)	(402,223)
End of the year	(459,603)	(402,212)	(402,223)
Port facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	3,011,605	2,849,546
Beginning of the year (restated)		2,849,546
Reclassification		(1,104,389)
Transfer from CIP	24,938	1,794,267
Depreciation charge	(126,252)	(88,629)
Impairment charge		(439,190)
End of the year	2,910,291	3,011,605	2,849,546
Port facilities [member] | Original cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	3,975,987	3,409,830
End of the year	4,000,925	3,975,987	3,409,830
Port facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(525,192)	(560,284)
End of the year	(651,444)	(525,192)	(560,284)
Port facilities [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(439,190)
End of the year	(439,190)	(439,190)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	8,065,975	8,298,218
Beginning of the year (restated)		8,298,218
Reclassification	124,978	6,313
Acquisition	11,222
Additions	12,839	7,249
Reclassification to Investment property	(1,348)
Transfer from CIP	447,047	771,582
Other additions	23,652
Disposals/write-off	(10,259)	(470,877)
Depreciation charge	(537,815)	(430,155)
Impairment charge	(109,205)	(116,355)
End of the year	8,027,086	8,065,975	8,298,218
Buildings | Original cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	12,916,746	12,566,461
End of the year	13,496,843	12,916,746	12,566,461
Buildings | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(4,614,648)	(4,147,947)
End of the year	(5,127,671)	(4,614,648)	(4,147,947)
Buildings | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(236,123)	(120,296)
End of the year	(342,086)	(236,123)	(120,296)
Electric utility plant in service
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	232,291,062	240,011,689
Upon adoption of IFRS 16		(1,387,259)
Beginning of the year (restated)		238,624,430
Reclassification	38,186	(183)
Acquisition	975,303
Additions	622,380	187,370
Transfer from CIP	27,265,667	17,261,238
Other additions	189,847
Disposals/write-off	(594,632)	(157,316)
Depreciation charge	(20,139,034)	(20,057,767)
Impairment charge	(7,552,442)	(3,864,903)
Other decrease	(262,788)
Currency translation differences	(332,568)	298,193
End of the year	232,500,981	232,291,062	240,011,689
Electric utility plant in service | Original cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	488,256,686	472,814,967
End of the year	511,570,031	488,256,686	472,814,967
Electric utility plant in service | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(241,169,240)	(221,703,642)
End of the year	(256,998,944)	(241,169,240)	(221,703,642)
Electric utility plant in service | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(14,796,384)	(11,099,636)
End of the year	(22,070,106)	(14,796,384)	(11,099,636)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	853,091	732,542
Beginning of the year (restated)		732,542
Reclassification	(75,100)
Additions		242
Transfer from CIP	7,305	190,777
Disposals/write-off	(24)	(4)
Depreciation charge	(59,926)	(69,473)
Impairment charge		(993)
End of the year	725,346	853,091	732,542
Vehicles [member] | Original cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	1,410,233	1,219,218
End of the year	1,334,131	1,410,233	1,219,218
Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(556,149)	(486,676)
End of the year	(608,003)	(556,149)	(486,676)
Vehicles [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(993)
End of the year	(782)	(993)
Others
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	3,156,397	2,465,578
Upon adoption of IFRS 16		(229,292)
Beginning of the year (restated)		2,236,286
Reclassification	(14,774)	1,098,259
Acquisition	4,081
Additions	163,389	164,909
Transfer from CIP	259,431	158,621
Other additions	9,185
Disposals/write-off	(9,613)	(4,664)
Depreciation charge	(468,716)	(449,818)
Impairment charge	(24,875)	(43,432)
Currency translation differences	(3,476)	(3,764)
End of the year	3,071,029	3,156,397	2,465,578
Others | Original cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	8,429,661	7,226,391
End of the year	8,504,371	8,429,661	7,226,391
Others | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(5,191,819)	(4,722,608)
End of the year	(5,331,854)	(5,191,819)	(4,722,608)
Others | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(81,445)	(38,205)
End of the year	(101,488)	(81,445)	(38,205)
CIP
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	36,685,271	26,098,975
Beginning of the year (restated)		26,098,975
Acquisition	1,878	2,038,550
Additions	42,976,346	29,978,861
Transfer from CIP	(28,009,161)	(20,176,524)
Impairment charge	(68,830)	(1,255,117)
Currency translation differences	(4,840)	526
End of the year	51,580,664	36,685,271	26,098,975
CIP | Original cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	38,949,263	27,112,542
End of the year	53,909,608	38,949,263	27,112,542
CIP | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(2,263,992)	(1,013,567)
End of the year	¥ (2,328,944)	¥ (2,263,992)	¥ (1,013,567)